UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Educational Services of America, Inc.1

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from January 1, 2014 to December 31, 2014.

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:
Central Index Key Number of securitizer:	0001642471

John Arnold, Jr. (865) 824-3050

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

[1]	Educational Services of America, Inc. d/b/a Edsouth Services (“Edsouth Services”), as securitizer, is filing this Form ABS 15-G in respect of all unregistered asset-backed securities listed below for which it acted as sponsor. This filing also covers the activities of Edsouth Indenture No. 1, LLC, Edsouth Indenture No. 2, LLC, Edsouth Indenture No. 3, LLC, Edsouth Indenture No. 4, LLC, Edsouth Indenture No. 5, LLC, Edsouth Indenture No. 6, LLC, Edsouth Indenture No. 7, LLC and Edsouth Indenture No. 8, LLC, affiliated securitizers, during the applicable reporting period in their capacities as depositors.

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no repurchase activity to report for the annual period pursuant to Rule 15Ga-1(c)(2).2

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

Item 2.01 – Exhibits

The following is filed as an Exhibit to this Report under ABS-15G: N/A

[2]	In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, “Demand Entities”), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us. We followed up written requests made of Demand Entities as we deemed appropriate. In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Educational Services of America, Inc.

By:	/s/ John Arnold, Jr.
Name:	John Arnold, Jr.
Title:	President and Chief Executive Officer
(Senior Officer in Charge of Securitization)

Dated:     May 19, 2015